Deferred Taxation - Summary of Deferred Tax Assets and Liabilities Prior to Offsetting of Balances within Same Tax Jurisdiction (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	¥ 853	¥ 207
Net deferred tax (liabilities)/assets	831	123	¥ (240)
Deferred tax liabilities	(22)	(84)
Provision for lease return costs for aircraft and engines [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	1,075
Impairment provision for flight equipment spare parts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	53	126
Impairment provision for receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	76	75
Impairment provision for property, plant, and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	101	103
Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	6	7
Assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	0	6
Other payables and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	71	89
Government Grants [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	35	42
Sale and lease back transaction [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	0	6
Loss available for offsetting against future taxable profits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	66
Net deferred tax (liabilities)/assets	66
Aged payables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	1	2
Lease liabilities/Right-of-use assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	(352)	(328)
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	(283)	(278)
Cost [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	1,484	456
Net deferred tax (liabilities)/assets	831	123
Deferred tax liabilities	(653)	(333)
Cost [member] | Provision for lease return costs for aircraft and engines [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	1,075
Cost [member] | Impairment provision for flight equipment spare parts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	53	126
Cost [member] | Impairment provision for receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	76	75
Cost [member] | Impairment provision for property, plant, and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	101	103
Cost [member] | Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	6	7
Deferred tax liabilities	(18)	(55)
Cost [member] | Assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets		6
Cost [member] | Other payables and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	71	89
Cost [member] | Government Grants [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	35	42
Cost [member] | Sale and lease back transaction [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets		6
Cost [member] | Aged payables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	1	2
Cost [member] | Lease liabilities/Right-of-use assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax liabilities	(352)	0
Cost [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax liabilities	¥ (283)	¥ (278)